GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

The components of the Company’s general and administrative expenses for the years ended June 30, 2023, 2024 and 2025, are as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Directors fee	109,411	98,937	110,282	765
Staff-related costs	44,731	49,860	79,060	548
Legal and professional fee	22,840	43,933	73,501	510
Travel and transportation expenses	45,388	66,303	58,005	402
Depreciation expense of right-of-use assets	24,919	44,646	46,375	322
Maintenance and supplies	26,759	27,730	30,427	211
Insurance and service fee	15,412	17,187	29,941	208
(Reversal of) allowance for expected credit losses	(22,727)	(878)	26,706	185
Office expenses	10,758	23,111	15,893	110
Depreciation expense of property and equipment	6,317	5,255	6,525	45
Miscellaneous expenses	22,666	28,144	25,540	178
Total	306,474	404,228	502,255	3,484